CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Revenues	$ 288,131	$ 320,679	$ 295,393
Commissions	(12,394)	(13,046)	(10,992)
Net revenues	275,737	307,633	284,401
EXPENSES:
Voyage expenses	(19,451)	(16,728)	(21,666)
Vessel operating expenses	(97,347)	(92,601)	(89,201)
Depreciation and amortization	(59,878)	(58,135)	(54,129)
General and administrative expenses
- Company administration expenses	(5,802)	(5,678)	(4,564)
Other operating expense	(3,837)	(1,262)	(1,869)
Gain on sale of assets	4,596	16,555	10,375
Operating income	69,967	128,427	104,148
OTHER (EXPENSE)/INCOME:
Interest expense	(30,343)	(31,375)	(24,707)
Other finance cost	(712)	(618)	(756)
Interest income	5,120	3,396	2,497
Gain/(loss) on derivatives	7,325	(3,670)	523
Foreign currency (loss)/gain	(10,044)	4,172	(1,873)
Amortization and write-off of deferred finance charges	(2,750)	(2,956)	(2,481)
Net income	38,563	97,376	77,351
Less preferred dividend attributable to preferred shareholders	8,000	8,000	8,000
Net income available to common shareholders	$ 30,563	$ 89,376	$ 69,351
Earnings/(loss) per share, basic (in USD per share)	$ 0.30	$ 0.83	$ 0.61
Earnings/(loss) per share, diluted (in USD per share)	$ 0.30	$ 0.83	$ 0.61
Weighted average number of shares, basic (in shares)	103,038,189	107,576,009	113,619,092
Weighted average number of shares, diluted (in shares)	103,038,189	107,576,009	113,619,092
Related party
General and administrative expenses
- Management fee to related parties	$ (24,051)	$ (21,357)	$ (19,199)